Expense Example - Global & International Equity Mutual Fund - Nomura Emerging Markets Fund	Nov. 30, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 709
Expense Example, with Redemption, 3 Years	1,027
Expense Example, with Redemption, 5 Years	1,366
Expense Example, with Redemption, 10 Years	2,321
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	318
Expense Example, with Redemption, 3 Years	708
Expense Example, with Redemption, 5 Years	1,225
Expense Example, with Redemption, 10 Years	2,643
R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	168
Expense Example, with Redemption, 3 Years	556
Expense Example, with Redemption, 5 Years	969
Expense Example, with Redemption, 10 Years	2,123
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	402
Expense Example, with Redemption, 5 Years	707
Expense Example, with Redemption, 10 Years	1,575
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	369
Expense Example, with Redemption, 5 Years	651
Expense Example, with Redemption, 10 Years	$ 1,453